SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                                DWS Balanced Fund

The following information replaces information about the portfolio management team in the "Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund:

  William Chepolis, CFA                     Inna Okounkova
  Managing Director of Deutsche Asset       Director of Deutsche Asset Management
  Management and Portfolio Manager of       and Portfolio Manager of the fund.
  the fund.                                 o   Global Asset Allocation Portfolio
  o   Joined Deutsche Asset Management          Manager: New York.
      in 1998 after 13 years of             o   Joined Deutsche Asset Management
      experience as vice president and          in 1999 as a quantitative analyst,
      portfolio manager for Norwest             becoming an associate Portfolio
      Bank, where he managed the bank's         Manager in 2001.
      fixed income and foreign exchange     o   Joined the fund in 2005.
      portfolios.                           o   BS, MS, Moscow State University;
  o   Portfolio Manager for Retail              MBA, University of Chicago
      Mortgage Backed Securities: New           Graduate School of Business.
      York.
  o   Joined the fund in 2005.              Gary Sullivan, CFA
  o   BIS, University of Minnesota.         Managing Director of Deutsche Asset
                                            Management and Portfolio Manager of
  Matthew F. MacDonald, CFA                 the fund.
  Director of Deutsche Asset Management     o   Joined Deutsche Asset Management
  and Portfolio Manager of the fund.            in 1996 and the fund in 2006.
  o   Joined Deutsche Asset Management          Served as the head of the High
      and the fund in 2006 after 14             Yield group in Europe and as an
      years of fixed income experience          Emerging Markets portfolio manager.
      at Bank of America Global             o   Prior to that, four years at
      Structured Products and PPM               Citicorp as a research analyst and
      America, Inc., where he was               structurer of collateralized
      portfolio manager for public fixed        mortgage obligations. Prior to
      income, including MBS, ABS, CDOs          Citicorp, served as an officer in
      and corporate bonds; earlier, as          the US Army from 1988 to 1991.
      an analyst for MBS, ABS and money     o   BS, United States Military Academy
      markets; and originally, at Duff &        (West Point); MBA, New York
      Phelps Credit Rating Company.             University, Stern School of
  o   Portfolio Manager for Retail              Business.
      Mortgage Backed Securities: New
      York.
  o   BA, Harvard University; MBA,
      University of Chicago Graduate
      School of Business.

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

January 9, 2009
DBF-3602



  Robert Wang                               Julie Abbett
  Managing Director of Deutsche Asset       Director of Deutsche Asset Management
  Management and Portfolio Manager of       and Portfolio Manager of the fund.
  the fund.                                 o   Senior portfolio manager for
  o   Global Head of Quantitative               Global Quantitative Equity: New
      Strategies Portfolio Management:          York.
      New York.                             o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management          in 2000 after four years of
      in 1995 as portfolio manager for          combined experience as a
      asset allocation after 13 years of        consultant with equity trading
      experience of trading fixed               services for BARRA, Inc. and a
      income, foreign exchange and              product developer for FactSet
      derivative products at J.P. Morgan.       Research.
  o   Joined the fund in 2005.              o   Joined the fund in 2007.
  o   BS, The Wharton School, University    o   BA, University of Connecticut.
      of Pennsylvania.
                                            Thomas Schuessler, PhD
  Thomas Picciochi                          Managing Director of Deutsche Asset
  Director of Deutsche Asset Management     Management and Portfolio Manager of
  and Portfolio Manager of the fund.        the fund.
  o   Senior portfolio manager for          o   Joined Deutsche Asset Management
      Quantitative Strategies: New York.        in 2001 after five years at
  o   Joined Deutsche Asset Management          Deutsche Bank where he managed
      in 1999, formerly serving as              various projects and worked in the
      portfolio manager for Absolute            office of the Chairman of the
      Return Strategies, after 13 years         Management Board.
      of experience in various research     o   US and Global Fund Management:
      and analysis positions at State           Frankfurt.
      Street Global Advisors, FPL           o   Joined the fund in 2008.
      Energy, Barnett Bank, Trade           o   PhD, University of Heidelberg,
      Finance Corporation and Reserve           studies in physics and economics
      Financial Management.                     at University of Heidelberg and
  o   Joined the fund in 2007.                  University of Utah.
  o   BA and MBA, University of Miami.
                                            John Brennan
  James B. Francis, CFA                     Director of Deutsche Asset Management
  Director of Deutsche Asset Management     and Portfolio Manager of the fund.
  and Portfolio Manager of the fund.        o   Portfolio Manager for Structured
  o   Head of Active Quantitative Equity        Finance: Louisville.
      Portfolio Management: New York.       o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management          and the fund in 2007 after 14
      in 2008 after 20 years of                 years of experience at INVESCO and
      experience as senior quantitative         Freddie Mac. Previously, was head
      global equity portfolio manager at        of Structured Securities sector
      State Street Global Advisors, and         team at INVESCO and before that
      most recently, Northern Trust             was senior fixed income portfolio
      Global Investments.                       manager at Freddie Mac
  o   BS in Applied Mathematics from            specializing in MBS, CMBS,
      University of Massachusetts,              collateralized mortgage
      Amherst.                                  obligations, ARMS, mortgage
                                                derivatives, US Treasuries and
                                                agency debt.
                                            o   BS, University of Maryland; MBA
                                                William & Mary.

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DBF-3602

                                       2


  J. Richard Robben, CFA                   Owen Fitzpatrick, CFA
  Vice President of Deutsche Asset         Managing Director of Deutsche Asset
  Management and Portfolio Manager of      Management and Portfolio Manager of
  the fund.                                the fund effective February 15, 2009.
  o   Portfolio Manager for                o   Joined Deutsche Asset Management
      Institutional Fixed Income:              and the fund in 2009.
      Louisville.                          o   Prior to joining Deutsche Asset
  o   Joined Deutsche Asset Management         Management, he was Managing
      and the fund in 2007 after 11            Director of Deutsche Bank Private
      years of experience at INVESCO           Wealth Management and served as
      Institutional, most recently as          head of U.S. Equity Strategy and
      senior portfolio manager for             manager of the U.S. large cap core,
      LIBOR-related strategies and head        value and growth portfolios and
      of portfolio construction group          member of the U.S. Investment
      for North American Fixed Income.         Committee and head of the Equity
  o   BA, Bellarmine University.               Strategy Group.
                                           o   Previous experience includes over
  Joseph Axtell, CFA                           21 years of experience in trust and
  Managing Director of Deutsche Asset          investment management. Prior to
  Management and Portfolio Manager of          joining Deutsche Bank in 1995,
  the fund.                                    managed an equity income fund,
  o   Joined Deutsche Asset Management         trust and advisory relationships
      in 2001 and the fund in 2008.            for Princeton Bank & Trust Company,
  o   Senior analyst at Merrill Lynch          where he was also responsible for
      Investment Managers for the              research coverage of the consumer
      international equity portion of a        cyclical sector. Previously served
      global balanced portfolio                as a portfolio manager at
      (1996-2001).                             Manufacturer's Hanover Trust
  o   Director, International Research         Company.
      at PCM International (1989-1996).    o   BA and MBA, Fordham University.
  o   Associate manager, structured
      debt and equity group at             Richard Shepley
      Prudential Capital Corporation       Managing Director of Deutsche Asset
      (1988-1989).                         Management and Portfolio Manager of
  o   Analyst at Prudential-Bache          the fund.
      Capital Funding in London            o   Joined Deutsche Asset Management in
      (1987-1988).                             1998 and the fund in 2009.
  o   Equity analyst in the healthcare     o   Previous experience includes eight
      sector at Prudential Equity              years of investment industry
      Management Associates (1985-1987).       experience as research analyst for
  o   BS, Carlson School of Management,        global beverage and media sectors
      University of Minnesota.                 at Newton Investment Management and
                                               assistant manager in corporate tax
                                               and corporate insolvency department
                                               at PriceWaterhouse, London.
                                           o   MA, Oxford University.

January 9, 2009
DBF-3602

The following individual has been named consultant to the fund's advisor:

  Michael Sieghart, CFA
  Managing Director of DWS Investment
  GmbH: Frankfurt and consultant to the
  Advisor.
  o   Joined DWS Investment GmbH:
      Frankfurt in 1997.
  o   Senior fund manager of global and
      European equities: Frankfurt.
  o   Master's degree in finance and
      economics from the University of
      Economics and Business
      Administration, Vienna.















               Please Retain This Supplement for Future Reference


January 9, 2009
DBF-3602

                                       4